Segment Information - Summary of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 532	$ 26,881	$ 923
Ireland [Member]
Statement Line Items [Line Items]
Revenues	74	24,910
United States [Member]
Statement Line Items [Line Items]
Revenues		1,416	452
China [Member]
Statement Line Items [Line Items]
Revenues		275	262
Denmark [Member]
Statement Line Items [Line Items]
Revenues	413
British Virgin Islands [Member]
Statement Line Items [Line Items]
Revenues		280	206
Other [Member]
Statement Line Items [Line Items]
Revenues	$ 45		$ 3